Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements 1 (Details) $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended			52 Months Ended
	Dec. 31, 2023 USD ($)	May 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 06, 2029 USD ($)
Accounts Receivable, Allowance for Credit Loss			$ 0	$ 0	$ 0
Estimated Scrap Rate Per Lightweight Ton			0.3	0.3
Historical Period Used for Average Estimated Daily Time Charter Rate (Year)				10 years
Period Used for Estimated Time Charter Rate (Year)				1 year
Expected Increase in Expenses Percentage			2.50%	2.50%
Expected Increase in Expenses Period (Year)				5 years
Vessels Impairment Loss				$ 0
Number of Vessels Held-for-sale			0	0	0
Capitalized Contract Cost, Gross			$ 3,360	$ 3,360	$ 0
Number of Chartered-in Vessels			59	100	0	0
Voyage Revenue	$ 0			$ 597,223	$ 0
Related Party [Member]
Voyage Revenue				159,766	0	$ 0
Chartering-in Vessels Activity [Member]
Voyage Revenue	$ 0			441,840	0
Sublease Income				$ 58,044	0
Dry Bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)			25 years	25 years
Estimated Scrap Rate Per Lightweight Ton			0.3	0.3
Costamare Bulkers Holdings Limited Predecessor [Member]
Accounts Receivable, Allowance for Credit Loss					$ 0
Estimated Scrap Rate Per Lightweight Ton					0.3
Historical Period Used for Average Estimated Daily Time Charter Rate (Year)					10 years
Period Used for Estimated Time Charter Rate (Year)					1 year
Expected Increase in Expenses Percentage					2.50%
Expected Increase in Expenses Period (Year)					5 years
Vessels Impairment Loss					$ 0	$ 434	$ 179
Number of Vessels Held-for-sale					0
Capitalized Contract Cost, Gross					$ 8,917
Number of Chartered-in Vessels		87			167	93
Voyage Revenue		$ 327,402			$ 1,195,401
Costamare Bulkers Holdings Limited Predecessor [Member] | Related Party [Member]
Voyage Revenue		87,683			210,087	$ 0
Share-Based Payment Arrangement, Expense		528			2,991	2,299
Costamare Bulkers Holdings Limited Predecessor [Member] | Chartering-in Vessels Activity [Member]
Voyage Revenue		257,123			932,080	490,679
Sublease Income		$ 21,070			$ 78,362	$ 73,293
Costamare Bulkers Holdings Limited Predecessor [Member] | Dry Bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)					25 years
Estimated Scrap Rate Per Lightweight Ton					0.3